Schedule of related party transactions (Details) - Bio Connection [Member] - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Purchase of good		£ 296	£ 18
Amounts owed by related parties			£ 8